Document and Entity Information	Mar. 01, 2022
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Explanatory note: The Company is filing this Amendment to the Original 8-K solely to provide an audited Statement of Assets Acquired and Liabilities Assumed of Alictus as of the closing date March 1, 2022, which was excluded from the Original 8-K in reliance on the instructions to such item. Except for the foregoing, this Amendment does not modify or update any other disclosure contained in the Original 8-K.
Document Period End Date	Mar. 01, 2022
Entity Registrant Name	SCIPLAY CORPORATION
Entity Incorporation, State or Country Code	NV
Entity File Number	001-38889
Entity Tax Identification Number	83-2692460
Entity Address, Address Line One	6601 Bermuda Road
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89119
City Area Code	702
Local Phone Number	897-7150
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Central Index Key	0001760717
Title of 12(b) Security	Class A common stock, par value $.001 per share
Trading Symbol	SCPL
Security Exchange Name	NASDAQ